Risk management (Tables)	12 Months Ended
Dec. 31, 2017
Risk management (Tables) [Abstract]
Schedule of financial liabilities by maturity calculated from undiscounted cash flows

The table below shows Braskem's financial liabilities by maturity, including the amounts due under the Leniency Agreement (Note 23.3). These amounts are calculated from undiscounted cash flows and may not be reconciled with the balance sheet. The Braskem Idesa's borrowings presents the original long-term maturities, excluding the reclassification to current liabilities arising from the breach of contractual obligations (Note 16).

	Maturity
	Until	Between one and	Between two and	More than
	one year	two years	five years	five years	Total

Trade payables	5,119,937	259,737			5,379,674
Borrowings	1,256,574	3,963,839	6,708,910	24,520,093	36,449,416
Debentures	28,569	83,520	133,206	180,001	425,296
Braskem Idesa borrowings	820,282	1,832,863	2,250,575	7,616,260	12,519,980
Derivatives	6,875				6,875
Loan to non-controlling shareholder of Braskem Idesa				1,756,600	1,756,600
Leniency agreement (Note 23.3)	257,347	325,299	1,007,348	743,902	2,333,896
At December 31, 2017	7,489,584	6,465,258	10,100,039	34,816,856	58,871,737